Digital Assets - Schedule of Additional Information About AA Digital Assets (Details) - AA [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset, Activity [Line Items]
Opening balance
Purchases of AA from exchange of USDT	1,050,000
Changes in fair value of AA	198,100
Ending balance	$ 1,248,100